Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash and Cash Equivalents [Line Items]
Cash at bank and on hand	$ 860.2	$ 648.7
Total cash and cash equivalents	860.2	648.7	$ 769.4	$ 524.7
Australia
Disclosure of Cash and Cash Equivalents [Line Items]
Cash deposit	80.1	59.6
Peru
Disclosure of Cash and Cash Equivalents [Line Items]
Cash deposit	$ 20.0	$ 20.0